THE LAZARD FUNDS, INC.
Supplement to Prospectus
Dated May 1, 2004

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for certain Portfolios of The Lazard Funds, Inc. The indicated Portfolios will be paying this distribution on August 12, 2004. The record date will be August 10, 2004, and the ex-dividend date will be August 11, 2004.

                                            Estimated              Estimated                  Estimated
                                          Ordinary Income         Short-Term                 Long-Term
                                            Dividend              Capital Gain              Capital Gain
    Portfolio                               Per Share          Distribution Per Share    Distribution Per Share
    ----------------------------------- ---------------------- ------------------------- ------------------------
    Lazard Equity
        Institutional Shares                    $0.01                      --                       --
        Open Shares                              --                        --                       --

    Lazard Mid Cap
        Institutional Shares                    $0.02                      --                       --
        Open Shares                              --                        --                       --

    Lazard Small Cap
        Institutional Shares                    $0.05                      --                       --
        Open Shares                              --                        --                       --

    Lazard International Equity
        Institutional Shares                    $0.15                      --                       --
        Open Shares                             $0.13                      --                       --

    Lazard International Equity Select
        Institutional Shares                    $0.00*                     --                       --
        Open Shares                              --                        --                       --

__________

* Amount is less than $0.01 cent per share.

Please be advised that these estimates may change prior to the record date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2005. Please consult your tax advisor as to how these distributions may affect your individual tax situation.

August 9, 2004